Cash and cash equivalents	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

28.   Cash and cash equivalents

	March 31,
	2019	2020
Cash on hand	2,859	1,742
Credit card collection in hand	390,335	23,864
Balances with bank	1,756,322	1,339,764
Cash in transit	11,498	—
Total	2,161,014	1,365,370

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group's bank accounts subsequent to the year end.

At March 31, 2020, the Group had available INR 248,956 (March 31, 2019: INR 3,108) of undrawn borrowing facilities.